Other Information (Schedule Of Other Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Information [Abstract]
Investments in, and advances to, nonconsolidated affiliates	$ 238,806	$ 370,912
Other investments	9,725	119,196
Notes receivable	302	363
Prepaid expenses	24,231	32,382
Deferred loan costs	143,763	157,726
Deposits	26,200	24,474
Prepaid rent	62,864	71,942
Other	15,721	28,942
Non-qualified plan assets	11,844	10,593
Total other assets	$ 533,456	$ 816,530